Schedule of options outstanding granted (Details) - $ / shares	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024	Aug. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of Options, Balance	565,689	565,689	628,510
Weighted Average Exercise Price, Balance	$ 3.61	$ 3.72	$ 3.71
Number of Options, Forfeited
Weighted Average Exercise Price, Forfeited
Number of Options, Balance	565,689	565,689	565,689
Weighted Average Exercise Price, Balance	$ 3.61	$ 3.61	$ 3.72
Number of Options, Exercisable	565,689	565,689	565,689
Weighted Average Exercise Price, Exercisable	$ 3.61	$ 3.61	$ 3.72